Financial Instruments and Related Risk Management - Summary of Foreign Exchange Risk (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Foreign exchange risks [member]
Disclosure Of Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Carrying amount of asset	$ 190	$ 190